Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of common stock cancelled
Date	Number of Shares
July 24, 2013	7,000
August 19, 2013	50,000
Total	57,000

Fair value of shares issued conversion debt
Date	Number of Shares	Fair Value
July 31, 2013	3,000	$177,662
December 4, 2013	5,000	$32,700
Total	8,000	$210,362

Summary of share purchase warrants
		Weighted Average
		Exercise
	Number of	Price
	Warrants	$
Balance, December 31, 2011 and 2012	-	-
Warrants issued with convertible debentures	297	126

Balance, December 31, 2013	297	126

Summary of share purchase warrants outstanding
Number of Warrants Outstanding and Exercisable
Number	Exercise Price per Share	Expiry Date

297	$126	November 8, 2019
297	$126